UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM 13F-HR

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, LLC.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number: 028-11073

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		August 11, 2010


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		53

Form 13F Information Table Value Total:		$ 791,463,000

















List of Other Included Managers:			None
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      FORM 13F INFORMATION TABLE



               Column 1                 Column 2   Column 3    Column 4  Column 5          Column 6   Column 7  Column8

                                                                 VALUE    SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
            NAME OF ISSUER            TITLE OF CLASCUSIP       (x$1000)   PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE   SHARED  NONE

ALLETE                                Common        018522300      21,532  597,124sh         sole                589,324
AMERIS BANCORP                        Common        03076K108      15,7091,596,492sh         sole              1,580,093
AMETEK INC                            Common        031100100      24,656  556,950sh         sole                551,003
ASTORIA FINANCIAL CORP                Common        046265104      22,3061,684,714sh         sole              1,672,508
BROOKS AUTOMATION INC                 Common         114340102     21,5182,820,200sh         sole              2,789,900
CAMBRIDGE BANCORP                     Common         132152109        825   25,782sh         sole                 25,782
COLONY BANKCORP INC.                  Common        19623P101       2,639  443,451sh         sole                429,236
COMMUNITY CAPITAL CORP.               Common        20363C102          75   20,954sh         sole                 20,954
COMMUNITY FINANCIAL CORPORATION       Common        20365L100          95   23,936sh         sole                 23,936
FRONTIER COMMUNICATIONS CORP          Common        35906A108      22,3612,926,895sh         sole              2,894,693
GENERAL DYNAMICS CORP.                Common         369550108     23,060  376,486sh         sole                372,861
H.J. HEINZ COMPANY                    Common         423074103     22,397  503,523sh         sole                498,323
INDEPENDENT BANK CORP/MS              Common         453836108     22,819  958,373sh         sole                948,009
INTERNATIONAL BANCSHARES CORP         Common         459044103     22,0521,271,727sh         sole              1,262,422
JM SMUCKER CO/THE                     Common        US8326964      24,723  402,457sh         sole                398,357
MAC-GRAY CORP                         Common         554153106     12,9871,199,126sh         sole              1,178,185
MARATHON OIL CORP                     Common         565849106     24,392  729,209sh         sole                721,847
NEW ENGLAND BANCSHARES, INC.          Common         643863202        113   15,000sh         sole                 15,000
NEXTERA ENERGY, INC.                  Common        65339F101      23,972  458,365sh         sole                453,547
PEOPLES BANCORP INC                   Common         709789101      7,068  409,750sh         sole                404,350
PRAXAIR INC.                          Common        74005P104      26,018  299,678sh         sole                296,747
QUEST DIAGNOSTICS                     Common        US74834L1      23,651  503,318sh         sole                498,528
QUESTCOR PHARMACEUTICALS              Common        74835Y101       8,568  761,590sh         sole                747,563
SOUND FINANCIAL INC                   Common        83607Y108         100   20,000sh         sole                 20,000
SOUTHWEST BANCORP INC.                Common         844767103     27,3661,880,854sh         sole              1,868,677
THE CHUBB CORPORATION                 Common         171232101     23,855  453,264sh         sole                448,714
TORO CO                               Common         891092108     22,804  438,114sh         sole                433,385
UNITEDHEALTH GROUP INC                Common        91324P102      22,170  728,086sh         sole                720,077
UNIVEST CORP OF PENNSYLVANIA          Common        US9152711      19,1221,103,397sh         sole              1,094,397
VERIZON COMMUNICATIONS                Common        92343V104      20,145  693,211sh         sole                686,116
WEBSTER FINANCIAL CORP - CT           Common         947890109     25,2501,354,596sh         sole              1,345,842
WELLPOINT INC (NEW)                   Common        94973V107      22,933  452,141sh         sole                447,404
WESCO INTERNATIONAL INC               Common        95082P105      21,766  605,797sh         sole                599,436
ISHARES MSCI EAFE INDEX FUND          Exchange Fund  464287465      2,481   47,800sh         sole
144A KRBL LIMITED DERIVATIVE          Derivative    46632N702       1,1032,168,500sh         sole              2,168,500
144A LIC HOUSING FINANCE DERIVATIVE   Derivative   US46627U737      1,295   52,900sh         sole                 52,900
144A NIIT TECHNOLOGIES DERIVATIVE     Derivative    46627U125       1,300  334,900sh         sole                334,900
144A SOUTH INDIAN BANK LIMITED DERIVATDerivative    46632N124       1,488  360,000sh         sole                360,000
144A USHA MARTIN LTD                  Derivative    46632N140       1,438  807,100sh         sole                807,100
AUTOLIV INC.                          ADR           052800109      64,6281,125,134sh         sole                934,370
BHP BILLITON LTD - SPON ADR (AU)      Spon ADR      088606108       9,849  136,358sh         sole                129,553
BHP BILLITON PLC - ADR (UK)           ADR           05545E209      29,313  476,328sh         sole                330,328
CHINA GERUI ADVANCED MATERIA          ADR           VGG211011       1,147  199,400sh         sole                199,400
CHINA NATURAL GAS INC                 ADR            168910206      1,366  177,900sh         sole                177,900
INFOSYS TECHNOLOGIES-SP ADR           Spon ADR       456788108     15,912  263,100sh         sole                218,600
LIHUA INTERNATIONAL INC               ADR            532352101      1,188  136,100sh         sole                136,100
METHANEX CORPORATION (US SHARES)      ADR           59151K108         290   12,920sh         sole                  6,950
NOVARTIS AG-ADR                       ADR           US66987V1          73    1,500sh         sole
SAMSUNG ELECTRONICS COMMON-GDR        GDR            796050888     14,418   42,118sh         sole                 15,957
SAMSUNG ELECTRONICS PFD N/V-GDR       GDR            796050201        118      500sh         sole                    500
SK TELECOM CO LTD ADR                 ADR           78440P108       6,605  403,262sh         sole                 73,935
STATE BANK OF INDIA - SPON GDR        Spon GDR      US8655220      58,230  539,806sh         sole                454,406
TAIWAN SEMICONDUCTOR - SP ADR         Spon ADR       874039100        174   17,239sh         sole                 17,239

















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